Long-term debt (Details 2) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Maturities of Long-term Debt
2012	$ 571
2013	3,548
2014	1,256
2015	852
2016	15,718
No due date	490
Long-term debt	$ 22,435	$ 21,591